Income Taxes (Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current, Federal	$ 0	$ 345	$ (8,463)
Current, State	1,100	650	275
Total current income tax expense (benefit)	1,100	995	(8,188)
Deferred, Federal	1,508	(248)	(1,035)
Deferred, State	237	98	18
Total deferred income tax benefit	1,745	(150)	(1,017)
Total income tax expense (benefit) from continuing operations (1)	$ 2,845	$ 845	$ (9,205)	[1]

[1]	(1)Our discontinued operations had no income tax benefit or expense in any period presented.